Document and Entity Information	Jan. 26, 2024
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2023
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Nov. 18, 2024
Prospectus Date	Jan. 26, 2024
Amplify Junior Silver Miners ETF | Amplify Junior Silver Miners ETF
Prospectus:
Trading Symbol	SILJ